Eaton Vance

Enhanced Equity Income Fund II

September 30, 2020

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 101.2%(1)

Security	Shares	Value
Aerospace & Defense — 1.2%
Hexcel Corp.	211,902	$7,109,312
Raytheon Technologies Corp.	79,060	4,549,112

		$11,658,424

Auto Components — 0.7%
Aptiv PLC	69,823	$6,401,373

		$6,401,373

Banks — 1.8%
Bank of America Corp.	398,984	$9,611,525
JPMorgan Chase & Co.	80,853	7,783,718

		$17,395,243

Beverages — 1.4%
Constellation Brands, Inc., Class A	37,445	$7,096,202
PepsiCo, Inc.	40,858	5,662,919

		$12,759,121

Biotechnology — 4.7%
AbbVie, Inc.	117,638	$10,303,912
Amgen, Inc.	49,947	12,694,530
Argenx SE ADR(2)	36,075	9,470,409
Immunovant, Inc.(2)	102,760	3,616,124
Vertex Pharmaceuticals, Inc.(2)	31,029	8,443,612

		$44,528,587

Building Products — 0.5%
Trane Technologies PLC	38,268	$4,639,995

		$4,639,995

Capital Markets — 0.9%
Charles Schwab Corp. (The)	244,964	$8,875,046

		$8,875,046

Commercial Services & Supplies — 0.6%
Waste Connections, Inc.	56,798	$5,895,632

		$5,895,632

Containers & Packaging — 0.6%
Avery Dennison Corp.	42,111	$5,383,470

		$5,383,470

Electrical Equipment — 1.2%
AMETEK, Inc.	116,228	$11,553,063

		$11,553,063

Security	Shares	Value
Electronic Equipment, Instruments & Components — 1.5%
Zebra Technologies Corp., Class A(2)	54,143	$13,668,942

		$13,668,942

Entertainment — 2.8%
Netflix, Inc.(2)	35,306	$17,654,059
Walt Disney Co. (The)	69,249	8,592,416

		$26,246,475

Food & Staples Retailing — 0.9%
Sysco Corp.	132,347	$8,234,630

		$8,234,630

Food Products — 1.1%
Mondelez International, Inc., Class A	172,656	$9,919,087

		$9,919,087

Health Care Equipment & Supplies — 5.2%
Abbott Laboratories	75,401	$8,205,891
Boston Scientific Corp.(2)	314,860	12,030,800
Haemonetics Corp.(2)	105,867	9,236,896
Intuitive Surgical, Inc.(2)	19,492	13,830,354
Tandem Diabetes Care, Inc.(2)	53,892	6,116,742

		$49,420,683

Health Care Providers & Services — 3.2%
Centene Corp.(2)	154,501	$9,012,043
UnitedHealth Group, Inc.	69,350	21,621,250

		$30,633,293

Hotels, Restaurants & Leisure — 1.5%
Starbucks Corp.	161,872	$13,908,042

		$13,908,042

Interactive Media & Services — 10.6%
Alphabet, Inc., Class C(2)	39,393	$57,891,953
Facebook, Inc., Class A(2)	134,482	35,220,836
Twitter, Inc.(2)	150,553	6,699,608

		$99,812,397

Internet & Direct Marketing Retail — 10.0%
Amazon.com, Inc.(2)	29,938	$94,266,679

		$94,266,679

IT Services — 9.4%
GoDaddy, Inc., Class A(2)	80,223	$6,094,541
PayPal Holdings, Inc.(2)	175,345	34,548,226
Visa, Inc., Class A	240,797	48,152,176

		$88,794,943

Security	Shares	Value
Life Sciences Tools & Services — 1.6%
10X Genomics, Inc., Class A(2)	72,388	$9,025,336
Illumina, Inc.(2)	18,648	5,763,724

		$14,789,060

Pharmaceuticals — 2.1%
Eli Lilly & Co.	39,740	$5,882,315
Ipsen S.A.	57,925	6,055,123
Merck & Co., Inc.	90,383	7,497,270

		$19,434,708

Road & Rail — 1.7%
CSX Corp.	74,570	$5,791,852
Uber Technologies, Inc.(2)	177,964	6,492,126
Union Pacific Corp.	19,608	3,860,227

		$16,144,205

Semiconductors & Semiconductor Equipment — 6.7%
Micron Technology, Inc.(2)	326,667	$15,340,282
NVIDIA Corp.	7,399	4,004,487
QUALCOMM, Inc.	254,982	30,006,282
Texas Instruments, Inc.	95,509	13,637,730

		$62,988,781

Software — 19.3%
Adobe, Inc.(2)	80,958	$39,704,232
Intuit, Inc.	56,776	18,520,899
Microsoft Corp.	282,606	59,440,520
Palantir Technologies, Inc., Class A(2)	472,600	4,873,546
SailPoint Technologies Holdings, Inc.(2)	209,959	8,308,078
salesforce.com, inc.(2)	138,504	34,808,825
Zscaler, Inc.(2)	118,811	16,715,519

		$182,371,619

Specialty Retail — 3.3%
AutoZone, Inc.(2)	4,353	$5,126,267
Lowe’s Cos., Inc.	95,969	15,917,418
TJX Cos., Inc. (The)	185,707	10,334,595

		$31,378,280

Technology Hardware, Storage & Peripherals — 5.0%
Apple, Inc.	409,912	$47,471,909

		$47,471,909

Textiles, Apparel & Luxury Goods — 1.7%
NIKE, Inc., Class B	130,708	$16,409,082

		$16,409,082

Total Common Stocks (identified cost $483,525,491)		$954,982,769

Short-Term Investments — 0.1%

Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 0.15%(3)	1,306,981	$1,306,981

Total Short-Term Investments (identified cost $1,306,981)		$1,306,981

Total Investments — 101.3% (identified cost $484,832,472)		$956,289,750

Total Written Covered Call Options — (0.7)% (premiums received $14,677,020)		$(7,018,595)

Other Assets, Less Liabilities — (0.6)%		$(5,743,492)

Net Assets — 100.0%		$943,527,663

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	All or a portion of each applicable common stock for which a written call option is outstanding at September 30, 2020 has been pledged as collateral for such written option.

(2)	Non-income producing security.

(3)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of September 30, 2020.

Written Covered Call Options — (0.7)%

Exchange-Traded Options — (0.7)%

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
10X Genomics, Inc., Class A	360	$4,488,480	$110	10/16/20	$(549,000)
Abbott Laboratories	375	4,081,125	115	10/16/20	(18,187)
AbbVie, Inc.	585	5,124,015	95	11/20/20	(59,963)
Adobe, Inc.	400	19,617,200	505	10/30/20	(587,000)
Alphabet, Inc., Class C	195	28,657,200	1,550	10/30/20	(541,125)
Amazon.com, Inc.	145	45,656,585	3,600	10/16/20	(113,100)
AMETEK, Inc.	580	5,765,200	110	11/20/20	(76,850)
Amgen, Inc.	245	6,226,920	265	10/16/20	(52,797)
Apple, Inc.	2,050	23,741,050	140	10/16/20	(23,575)
Aptiv PLC	345	3,162,960	93	10/16/20	(107,813)
Argenx SE ADR	180	4,725,360	270	10/16/20	(107,100)
AutoZone, Inc.	20	2,355,280	1,250	10/23/20	(16,700)
Avery Dennison Corp.	210	2,684,640	145	12/18/20	(49,350)
Bank of America Corp.	1,990	4,793,910	27	10/23/20	(26,865)
Boston Scientific Corp.	1,570	5,998,970	41	10/16/20	(18,840)
Centene Corp.	770	4,491,410	68	10/16/20	(8,085)
Charles Schwab Corp. (The)	1,220	4,420,060	39	10/16/20	(32,330)

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
Constellation Brands, Inc., Class A	185	$3,505,935	$190	10/2/20	$(72,150)
CSX Corp.	370	2,873,790	78	10/16/20	(65,120)
Eli Lilly & Co.	195	2,886,390	160	10/16/20	(5,850)
Facebook, Inc., Class A	685	17,940,150	275	10/16/20	(199,335)
GoDaddy, Inc., Class A	400	3,038,800	90	10/16/20	(5,000)
Haemonetics Corp.	525	4,580,625	100	10/16/20	(9,187)
Illumina, Inc.	90	2,781,720	380	10/16/20	(3,375)
Intuit, Inc.	280	9,133,880	330	10/16/20	(183,400)
Intuitive Surgical, Inc.	95	6,740,630	730	10/23/20	(185,250)
JPMorgan Chase & Co.	400	3,850,800	110	10/16/20	(6,600)
Lowe’s Cos., Inc.	510	8,458,860	165	10/16/20	(237,150)
Merck & Co., Inc.	450	3,732,750	88	10/16/20	(6,750)
Micron Technology, Inc.	1,630	7,654,480	55	10/16/20	(15,485)
Microsoft Corp.	1,410	29,656,530	230	10/16/20	(59,925)
Mondelez International, Inc., Class A	860	4,940,700	58	10/2/20	(31,390)
Netflix, Inc.	175	8,750,525	550	11/20/20	(379,313)
NIKE, Inc., Class B	650	8,160,100	130	11/20/20	(269,750)
NVIDIA Corp.	35	1,894,270	580	10/30/20	(53,900)
PayPal Holdings, Inc.	965	19,013,395	210	10/16/20	(176,113)
PepsiCo, Inc.	200	2,772,000	137	10/30/20	(93,500)
QUALCOMM, Inc.	1,055	12,415,240	115	10/16/20	(548,600)
Raytheon Technologies Corp.	395	2,272,830	65	10/16/20	(5,727)
SailPoint Technologies Holdings, Inc.	1,045	4,135,065	40	10/16/20	(151,525)
salesforce.com, inc.	690	17,341,080	290	11/20/20	(386,400)
Starbucks Corp.	805	6,916,560	85	10/16/20	(202,860)
Sysco Corp.	520	3,235,440	70	10/30/20	(44,200)
Tandem Diabetes Care, Inc.	265	3,007,750	120	10/16/20	(83,475)
Texas Instruments, Inc.	475	6,782,525	145	10/16/20	(111,863)
TJX Cos., Inc. (The)	925	5,147,625	58	10/16/20	(85,563)
Trane Technologies PLC	190	2,303,750	135	11/20/20	(39,900)
Twitter, Inc.	750	3,337,500	43	10/16/20	(191,625)
Uber Technologies, Inc.	885	3,228,480	36	10/16/20	(141,600)
Union Pacific Corp.	95	1,870,265	200	10/16/20	(28,310)
UnitedHealth Group, Inc.	345	10,756,065	320	10/23/20	(198,375)
Vertex Pharmaceuticals, Inc.	155	4,217,860	290	10/16/20	(22,862)
Visa, Inc., Class A	1,200	23,996,400	215	10/16/20	(43,200)
Walt Disney Co. (The)	345	4,280,760	135	10/16/20	(9,487)
Waste Connections, Inc.	280	2,906,400	105	11/20/20	(102,200)
Zebra Technologies Corp., Class A	270	6,816,420	300	10/16/20	(12,825)
Zscaler, Inc.	590	8,300,710	150	10/16/20	(160,775)

Total					$(7,018,595)

Abbreviations:

ADR	-	American Depositary Receipt

At September 30, 2020, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.

The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The Fund writes covered call options on individual stocks above the current value of the stock to generate premium income. In writing call options on individual stocks, the Fund in effect, sells potential appreciation in the value of the applicable stock above the exercise price in exchange for the option premium received. The Fund retains the risk of loss, minus the premium received, should the price of the underlying stock decline.

At September 30, 2020, the value of the Fund’s investment in affiliated funds was $1,306,981, which represents 0.1% of the Fund’s net assets. Transactions in affiliated funds by the Fund for the fiscal year to date ended September 30, 2020 were as follows:

Name of affiliated fund	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Units, end of period
Short-Term Investments
Eaton Vance Cash Reserves Fund, LLC	$6,620,637	$110,177,834	$(115,494,452)	$3,566	$(604)	$1,306,981	$33,794	1,306,981

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At September 30, 2020, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3	Total
Common Stocks
Communication Services	$126,058,872	$—		$—	$126,058,872
Consumer Discretionary	162,363,456	—		—	162,363,456
Consumer Staples	30,912,838	—		—	30,912,838
Financials	26,270,289	—		—	26,270,289
Health Care	152,751,208	6,055,123		—	158,806,331
Industrials	49,891,319	—		—	49,891,319
Information Technology	395,296,194	—		—	395,296,194
Materials	5,383,470	—		—	5,383,470
Total Common Stocks	$948,927,646	$6,055,123	*	$—	$954,982,769
Short-Term Investments	$—	$1,306,981		$—	$1,306,981
Total Investments	$948,927,646	$7,362,104		$—	$956,289,750

Liability Description
Written Covered Call Options	$(7,018,595)	$—		$—	$(7,018,595)
Total	$(7,018,595)	$—		$—	$(7,018,595)

*

Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.